Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HRC Committee generally approves the target value of annual equity awards for the Company’s executive officers, including each of the NEOs, at its meeting in November of each year. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the HP Inc. 2021 Employee Stock Purchase Plan. In special circumstances, including the hiring or promotion of an individual or where the HRC Committee determines it is in the best interest of the Company, the HRC Committee may approve grants of equity awards at other times. The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2025.

Award Timing Method	The HRC Committee generally approves the target value of annual equity awards for the Company’s executive officers, including each of the NEOs, at its meeting in November of each year. Additionally, employees may enroll to purchase shares of the Company’s common stock under the terms of the HP Inc. 2021 Employee Stock Purchase Plan. In special circumstances, including the hiring or promotion of an individual or where the HRC Committee determines it is in the best interest of the Company, the HRC Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded during fiscal 2025.
MNPI Disclosure Timed for Compensation Value	false